Form N-1A Cover	Oct. 08, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 08, 2025
Prospectus Date	Oct. 15, 2025